Line of Credit (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 27, 2020	Nov. 30, 2018	Nov. 30, 2018	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit, outstanding amount					$ 9,400,000	$ 6,500,000
Debt instrument interest rate				12.00%		12.00%	12.00%
Interest and Unpaid Accrued Interest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Receivable from related party				$ 626,532
Financing and Security Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit						$ 7,178,791
Line of credit maturity date	Feb. 06, 2022
Line of credit, outstanding amount					$ 6,705,391	$ 7,178,791
Financing and Security Agreement [Member] | Prime Rates [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit interest rate	8.50%
Financing and Security Agreement [Member] | Fast Pay Credit Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit	$ 15,000,000
Factoring Note Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate		3.00%	3.00%
Initial factoring fee		0.415%	0.415%
Debt fee		$ 950	$ 950
Factoring Note Agreement [Member] | Interest Rate Floor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit interest rate		5.00%
Factoring Note Agreement [Member] | Prime Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit interest rate		4.00%		8.75%
Factoring Note Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit , maximum borrowing capacity		$ 3,500,000	$ 3,500,000
Line of credit , maximum borrowing percentage			85.00%
Factoring Note Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Monthly sales volume amount		$ 1,000,000